Expense Example, No Redemption {- Franklin High Yield Tax-Free Income Fund} - Franklin Tax-Free Trust - TF1-36 - Franklin High Yield Tax-Free Income Fund - Class C	Jul. 01, 2021 USD ($)
Expense Example, No Redemption:
1 Year	$ 121
3 Years	378
5 Years	654
10 Years	$ 1,443